Subordinated Borrowings - Summary of Subordinated Borrowings (Parenthetical) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
USD 800 million fixed floating subordinated notes [member]
Disclosure of subordinated liabilities [Line Items]
Fixed floating subordinated notes		$ 800	$ 800
Coupon rate	[1]	5.50%
Marginal basis points		3.539%
USD 800 million fixed floating subordinated notes [member] | Aegon Ltd. [member]
Disclosure of subordinated liabilities [Line Items]
Fixed floating subordinated notes		$ 800	800
Coupon rate	[1]	5.50%
USD 925 million fixed subordinated notes [member]
Disclosure of subordinated liabilities [Line Items]
Fixed floating subordinated notes		$ 925	$ 925
Coupon rate	[2]	5.10%

[1]	The coupon is fixed at 5.5% until the first call date in 2028 and floating thereafter with a 6-month USD LIBOR (subject to US LIBOR Act) plus a margin of 3.539%.
[2]	Issued by a subsidiary of, and guaranteed by Aegon Ltd.